ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue	¥ 21,400,638,092	$ 3,082,333,011	¥ 15,454,374,366	¥ 9,740,876,507
Cost of revenues	(17,531,299,173)	(2,525,032,288)	(12,522,913,795)	(7,643,687,841)
Gross profit	3,869,338,919	557,300,723	2,931,460,571	2,097,188,666
Total operating expenses	(2,520,235,769)	(362,989,453)	(1,809,655,322)	(1,253,134,531)
Income from operations	1,349,103,150	194,311,270	1,121,805,249	844,054,135
Convertible senior notes issuance costs				(26,052,881)
Share of income from subsidiaries and affiliates	15,265,937	2,198,752	13,669,112	9,549,289
Interest income, net	(359,296,332)	(51,749,436)	(311,018,583)	(226,342,563)
Exchange gain/(loss)	208,811,416	30,075,101	(86,517,698)	(139,566,645)
Income before income taxes	1,247,722,561	179,709,428	867,073,143	562,749,983
Income tax expenses	(257,487,006)	(37,085,843)	(100,533,829)	135,392,962
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	1,826,709,975	263,100,961	683,751,534	673,025,055
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue
Cost of revenues
Gross profit
Total operating expenses	(9,937,095)	(1,431,239)	(11,992,992)	(12,422,770)
Income from operations	(9,937,095)	(1,431,239)	(11,992,992)	(12,422,770)
Convertible senior notes issuance costs				(26,052,881)
Share of income from subsidiaries and affiliates	1,949,659,745	280,809,412	692,117,271	610,091,593
Interest income, net	4,089,083	588,950	26,434,242	27,261,325
Exchange gain/(loss)	(10,073,699)	(1,450,914)	(8,235,787)	10,046,144
Change in fair value of convertible senior notes and capped call option	(110,242,492)	(15,878,222)	(14,571,200)	64,101,644
Other Income	3,214,433	462,974	0	0
Income before income taxes	1,826,709,975	263,100,961	683,751,534	673,025,055
Income tax expenses
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 1,826,709,975	$ 263,100,961	¥ 683,751,534	¥ 673,025,055